Stated capital (Details) - USD ($) shares in Thousands, $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of classes of share capital [line items]
Beginning Balance, Number of shares	333,441
Shares issued on exercise of options (in shares)	1,899
Ending Balance, Number of shares	335,340
Beginning balance, Equity	$ (295.8)	$ 347.3
Ending balance, Equity	(184.4)	(163.2)
Stated capital net of issue costs
Disclosure of classes of share capital [line items]
Beginning balance, Equity	5,403.1	5,394.8
Shares issued on exercise of options	15.3	2.9
Ending balance, Equity	5,418.4	$ 5,397.7
Share capital
Disclosure of classes of share capital [line items]
Beginning balance, Equity	101.0
Shares issued on exercise of options	0.6
Ending balance, Equity	101.6
Share capital net of issue costs
Disclosure of classes of share capital [line items]
Beginning balance, Equity	100.0
Shares issued on exercise of options	0.6
Ending balance, Equity	100.6
Share premium
Disclosure of classes of share capital [line items]
Beginning balance, Equity	5,333.0
Shares issued on exercise of options	14.7
Ending balance, Equity	5,347.7
Share premium net of issue costs
Disclosure of classes of share capital [line items]
Beginning balance, Equity	5,303.1
Shares issued on exercise of options	14.7
Ending balance, Equity	$ 5,317.8